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                                                           File Number 028-03983

                                    FORM 13F

           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

     (Adopted in Release No. 34-14852 (86,610), June 15, 1978. 43 F. R. -.)

Report for Calendar Year or Quarter Ended  March 31, 2004
                                           --------------

                 If amended report check here: ________________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business Address:    P.O. Box 111, John Hancock Place, Boston, MA 02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

         Eileen Bruckner,           Investment Analyst (617) 572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

          John Hancock Life Insurance Company

          By:  /s/Eileen Bruckner
               -------------------------------------------------------------------------
          Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filing this report). (List in alphabetical order).

Name:                               13F File No.:

0.  John Hancock Life Insurance Company
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1.  Maritime Life Assurance Company
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2.  Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital Management)
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3.
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4.
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5.
    ---------------------------------------------------------------------------------
6.
    ---------------------------------------------------------------------------------
7.
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John Hancock Life Insurance Company (Effective February 1, 2000, John Hancock Mutual Life Insurance Company was
                                     renamed John Hancock Life Insurance Company and became the parent, wholly-
                                     owned subsidiary of John Hancock Financial Services, Inc.)

March 31, 2004

Item 1                   Item 2         Item 3        Item 4         Item 5      Item 6              Item 7        Item 8

                         Title of       Cusip         Fair           Shrs/Prin   Inv Discretion              Voting Authority (Shrs)
Name of Issuer           Class          Number        Market Value   Amount      Sole   Shrd  Othr   Mgr     A-Sole   B-Shrd  C-None

AMR Corp                 common       001765-106         45,790        3,597      X                   0     3,597
Aber Diamond Corp        common       002893-10-5       855,875       20,500             X            1               20,500
Agnico Eagle Mines, Ltd. common       008474-10-8       589,806       30,200             X            1               30,200
Aeterna Labs             sub vtg shr  007975-10-5       142,725       16,500             X            1               16,500
Alcan Inc                common       01371610-5      5,683,275       97,500             X            1               97,500
Alliance Atlantis        common       01853E-20-4       356,070       14,300             X            1               14,300
Ampex Corp.              common       032092-10-8        16,310        9,320      X                   0     9,320
Angiotech Pharm          common       34918-10-2        953,600       29,800             X            1               29,800
Ballard Power Systems    common       05858H-10-4       538,904       42,400             X            1               42,400
Bank of Montreal         common       06367-11-0     18,416,508      339,600             X            1              339,600
Bank of Nova Scotia      common       06414910-7     20,631,120      291,400             X            1              291,400
Barrick Gold             common       0670190-8       5,270,000      170,000             X            1              170,000
BCE Inc.                 common       05534-B1-0      8,564,515      296,350             X            1              296,350
Bema Gold                common       08135F-10-7       615,032      127,600             x            1              127,600
Bennett Environmental    common       0181906-10-9      107,900        6,500             x            1                6,500
Boardwalk Equities       common       09661310-4        219,480       12,400             X            1               12,400
Brascan Corp             common       1054P-60-6     10,460,000      200,000             X            1              200,000
Brookfield PPTYS         common       112900-10-5     1,136,605       28,009             X            1               28,009
Calpine Power            common       131347-90-6     6,003,665      488,500             X            1              488,500
Cambior Inc              common       131347-90-6       355,968       86,400             X            1               86,400
CDN Imp Bk of Commerce   common       136069101      20,205,360      295,400             X            1              295,400
Canadian National Ry     common       13637-51-0      8,300,880      162,000             X            1              162,000
Canwest Global Comm      common       138906-30-0       419,445       35,973             X            1               35,973
CHC Helicopter Corp      common       12541C20-3        234,455        6,500             X            1                6,500
Coinstar Inc.            common       19259P-30-0       552,650       35,000      X                   0    35,000
Corus                    common       220874-10-1       407,337       14,700             X            1               14,700
Creo Inc                 common       13566G-50-9       218,940       17,800             X            1               17,800
Dorel Industries         common       25822C-20-5       457,217       10,300             X            1               10,300
Enbridge Inc.            common       29250N10-5     15,952,690      299,300             X            1              299,300
Eldorado Gold Corp       common       28490210-J        343,447       91,100             X            1               91,100
Enerplus Res Fund        common       29274D60-4      5,504,608      143,200             X            1              143,200
Extendicare Inc.         common       30224T-87-1       327,000       21,800             X            1               21,800
Fairfax Fin Srv          common       30390110-2        937,204        4,600             X            1                4,600
Firstservice Corp        common       33761N10-9        153,811        4,900             X            1                4,900
FNX Mining               common       30253R-10-1       121,040       17,000             X            1               17,000
Four Seasons Hotels      sub vtg shs  35100E10-4        593,123        8,506             X            1                8,506
GSI Lumonics             common       34542610-0        267,180       14,600             X            1               14,600
Gildan Activwear         sub vtg shs  37591610-J        341,130        8,300             X            1                8,300
Glamis Gold, Ltd.        common       376775-10-2     1,090,440       46,600             X            1               46,600
Goldcorp Inc             common       38095640-9      1,315,320       67,800             X            1               67,800
Groupe CGI               sub vtg shs  39945C10-9        763,515       89,300             X            1               89,300
Golden Star Res          common       3819T10-10-4      450,754       47,800             X            1               47,800
Golden State Vintners    common       38121K-20-8     4,742,604      658,695      X                   0   658,695
Hawaiian Holdings        common       419879101       2,058,553      534,689      X                   0   534,689
Hummingbird Commun       common       44544R-10-1       187,425        6,300             X            1                6,300
ID Biomedical            common       44936D10-8        189,800       13,000             X            1               13,000
IAMGold                  common       45091310-8        447,018       52,100             X            1               52,100
Intertape Polymer        common       460915-20-0       186,150       14,600             X            1               14,600
Intrawest Corp.          common       460915-20-0       385,776       17,100             X            1               17,100
IPSCO Inc.               common       462622-10-1       424,935       17,100             X            1               17,100
Ivanhoe Mines LTD        common       46579N-10-3       448,350       61,000             X            1               61,000
Ivanhoe Energy Inc       common       465790-10-3       129,920       40,600             X            1               40,600
Kingsway Financial       common       49690410-3        303,510       20,100             X            1               20,100
Lily Eli & Co            common       532457-10-8        93,928        1,404      X                   0     1,404
Lucent Technologies      common       54946310-7             62           15      X                   0        15
MI Developments Inc      sub vtg shs  55304-X10-4       633,555       17,100             X            1               17,100
Manulife Financial       common       56501R10-6     10,537,520      217,000             X            1              217,000
Masonite Intl            common       575338410-2       723,240       19,600             X            1               19,600
Methanex                 common       59151K-10-8       632,448       43,200             X            1               43,200
Meridian Gold            common       58997510-1        568,176       35,600             X            1               35,600
Minefinders Corp LTD     common       60290010-2        169,650       13,000             X            1               13,000
Miramar Mining Corp      common       60466E100-0       125,316       53,100             X            1               53,100
Nabors Industries, Inc.  common       G6359F-10-3     5,441,963      118,950      X                   0   118,950
Navistar Intl Corp       common       63934E-10-8     1,467,062       31,997      X                   0    31,997
Neurochem                common       64125K-10-1       232,400        8,300             X            1                7,900
Northgate Expl Ltd       common       66641610-2        231,075       71,100             X            1               71,100
Open Text Corp.          common       683715-10-6       565,500       14,500             X            1               14,500
Pan American Silver      common       697900-10-8       444,600       19,000             X            1               19,000
Petro CDA                common       71644E10-2      8,931,100      155,000             X            1              155,000
Petrokazakhstan          common       71649P90-2      1,029,510       27,900             X            1               27,900
QLT Phototherapeut       common       746927-10-2       822,016       24,700             X            1               24,700
Quebecor Printing        common       748203-10-6     5,519,300      227,600             X            1              227,600
Range Resources          common       541509-30-3     2,011,069      165,793      X                   0   165,793
Research In Motion       common       760975-10-2     3,243,600       26,500             X            1               26,500
Rogers Wireless          common       788087-10-2       176,817        5,100             X            1                5,100
Royal Bank of CDA        common       788087-10-2    19,002,690      303,800             X            1              303,800
Sierra Wireless          common       826516-10-6       427,111        8,900             X            1                8,900
Smithfield Foods         common       832248-10-8    28,072,346    1,035,116      X                   0 1,035,116
Steinway Musical Inst.   common       858495-10-4    12,344,154      385,153      X                   0   385,153
Sunlife Financial        common       86679610-5     11,661,232      331,285             X            1              331,285
Suncor Energy            common       86679610-5      5,395,500      150,000             X            1              150,000
Telesystem Intl          common       879946-50-7       666,770       44,600             X            1               44,600
Tesco                    common       88157K-10-1       124,000       12,400             X            1               12,400
Tesma Intl               sub vtg      881908-10-7       203,775        6,500             X            1                6,500
Thomson Corp             common       88157K-10-1     8,718,250      215,000             X            1              215,000
TLC Vision               common       872549-95-0       357,000       23,800             X            1               23,800
Toronto Dominion Bk      common       891160-50-9    19,890,650      431,000             X            1              431,000
Transcanada Corp         common       89353D-10-7     4,157,160      147,000             X            1              147,000
Vasogen                  common       9223F10-3         179,894       22,100             X            1               22,100
WHX                      common       929248409             175           59      X                   0        59
Westcast Industries      common       95081310-5         79,000        2,000             X            1                2,000
Wheaton River Minerals   common       262902-10-2       912,128      203,600             X            1              203,600
Zarlink Semiconductor    common       98913910-0        224,770       45,500             X            1               45,500

TOTALS                                              305,441,246    9,852,911                            2,979,788  6,872,723
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